Consolidated Statements of Financial Position (Parentheticals) - ₪ / shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.1	₪ 0.1
Ordinary shares, authorized	1,450,000,000	1,450,000,000
Ordinary shares, issued	514,205,799	514,205,799
Ordinary shares, outstanding	514,205,799	514,205,799